FINANCIAL INSTRUMENTS - Interest Rate Hedging (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 7,664	$ 6,946
Fair value	$ (56,901)	$ (53,276)
Cash flow hedges | Interest rate swaps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	4,573	7,382
Fair value	$ 8
Cash flow hedges | Interest rate swaps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.40%	3.00%
Fair value		$ (2)
Cash flow hedges | Interest rate swaps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.90%	3.90%
Cash flow hedges | Interest rate caps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,385	3,800
Fair value	$ 1
Cash flow hedges | Interest rate caps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.90%	3.00%
Fair value		$ 3
Cash flow hedges | Interest rate caps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.00%	6.80%
Cash flow hedges | Interest rate caps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,727	2,048
Fair value	$ 6
Cash flow hedges | Interest rate caps of £ SONIA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.00%	2.00%
Fair value		$ 3
Cash flow hedges | Interest rate caps of £ SONIA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.00%	5.00%
Cash flow hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	546	1,148
Fair value	$ 1	$ 0
Cash flow hedges | Interest rate caps of € EURIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.00%	2.50%
Cash flow hedges | Interest rate caps of € EURIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.50%	4.50%
Cash flow hedges | Interest rate swaps of AUD BBSW/BBSY debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,177	829
Fair value	$ (3)
Cash flow hedges | Interest rate swaps of AUD BBSW/BBSY debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.30%	3.20%
Fair value		$ 1
Cash flow hedges | Interest rate swaps of AUD BBSW/BBSY debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.90%	4.50%
Cash flow hedges | Interest rate swaps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional	882	896
Rates		3.80%
Fair value	$ (1)
Cash flow hedges | Interest rate swaps of £ SONIA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.80%
Fair value		$ (1)
Cash flow hedges | Interest rate swaps of £ SONIA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.00%
Cash flow hedges | Interest rate caps of C$ CORRA debt
Disclosure of detailed information about financial instruments [line items]
Notional	299	467
Fair value	$ 0	$ 0
Cash flow hedges | Interest rate caps of C$ CORRA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		4.50%
Cash flow hedges | Interest rate caps of C$ CORRA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.50%	5.50%
Cash flow hedges | Interest rate caps of SEK STIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	156	159
Rates		3.50%
Fair value	$ 0	$ 0
Cash flow hedges | Interest rate caps of SEK STIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates
Cash flow hedges | Interest rate caps of SEK STIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.50%
Cash flow hedges | Interest rate swaps of S$ SORA debt
Disclosure of detailed information about financial instruments [line items]
Notional		139
Rates		1.40%
Fair value		$ 3
Cash flow hedges | Interest rate swaps of R$ IPCA debt
Disclosure of detailed information about financial instruments [line items]
Notional		88
Fair value		$ 0
Cash flow hedges | Interest rate swaps of R$ IPCA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		4.40%
Cash flow hedges | Interest rate swaps of R$ IPCA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		4.50%
Cash flow hedges | Interest rate caps of DKK CIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		57
Rates		4.30%
Fair value		$ 0